Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Share
11.	Net Loss per Share

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Six Months Ended June 30,
	2016	2015
	(Unaudited)
Convertible preferred stock (if converted)	—	29,698,269
Options to purchase common stock	6,087,898	4,283,852
Preferred stock warrants (if converted)	—	128,231
Common stock warrants (if converted)	326,991	—

17.	Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented (in thousands, except share and per share data):

	Year Ended December 31,
	2015	2014	2013
Net loss	$(44,995)	$(33,800)	$(27,222)
Cumulative dividends on convertible preferred stock	—	—	(2,898)
Deemed capital contribution on conversion of Series C convertible preferred stock into common stock	—	—	8,783
Deemed dividend on convertible preferred stock extinguishment	—	—	(6,863)
Deemed capital contribution on repurchase of Series A preferred stock	—	9	—

Net loss attributable to common stockholders	$(44,995)	$(33,791)	$(28,200)

Weighted-average common shares used in computing net loss per share, basic and diluted	17,432,434	892,315	815,340

Net loss per share, basic and diluted	$(2.58)	$(37.87)	$(34.59)

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2015	2014	2013
Convertible preferred stock (if converted)	16,558,330	25,078,396	20,901,591
Options to purchase common stock	5,032,768	3,766,704	2,799,118
Convertible preferred stock warrant	71,318	128,231	5,619
Common stock warrant	142,513	—	—